Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
9. RELATED-PARTY TRANSACTIONS
The following represent our significant related-party transactions.

•
We are not a member of another entity’s consolidated tax group, but our owners’ federal income tax returns include their portion of our results. Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission and STH, we are generally obligated to make payments to our owners, pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return. STH will file a combined Texas margin tax return that includes our results and our share of Texas margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return. See discussion in Note 1 to Financial Statements in our 2021 Form
10-K
under “Provision in Lieu of Income Taxes.” Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members. In the event such amounts are not paid under the tax sharing agreement, it is probable that these regulatory amounts will continue to be included in Oncor’s rate setting processes.

Amounts payable to (receivable from) members related to income taxes under the tax sharing agreement and reported on our balance sheets consisted of the following:

	At September 30, 2022			At December 31, 2021
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes payable (receivable)	$20	$5	$25	$(5)	$(1)	$(6)
Texas margin tax payable	21	—	21	24	—	24

Net payable (receivable)	$41	$5	$46	$19	$(1)	$18

Cash payments made to members related to income taxes for the nine months ended September 30, 2022 and 2021 consisted of the following:

	Nine Months Ended September 30, 2022			Nine Months Ended September 30, 2021
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes	$61	$15	$76	$38	$10	$48
Texas margin tax	24	—	24	23	—	23

Total payments	$85	$15	$100	$61	$10	$71

See Note 7 for information regarding cash capital contributions from and distributions to members.

•
Sempra owns an indirect 50 percent interest in the parent of Sharyland. Sharyland provided wholesale transmission service to us in the amount of $4 million and $1 million in the three months ended September 30, 2022 and 2021, respectively, and $7 million and $8 million in the nine months ended September 30, 2022 and 2021, respectively, at rates set pursuant to
PUCT-approved tariffs. Pursuant to an operation agreement between us and Sharyland that was entered into in connection with a PUCT order, we provide Sharyland with substation monitoring and switching services. These services totaled less than $1 million in each of the nine months ended September 30, 2022 and 2021.

10. RELATED-PARTY TRANSACTIONS
The following represent our significant related-party transactions and related matters.

•
We are not a member of another entity’s consolidated tax group, but our owners’ federal income tax returns include their portion of our results. Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission and STH, we are generally obligated to make payments to our owners, pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return. STH will file a combined Texas margin tax return which includes our results and our share of Texas margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return. See discussion in Note 1 under “Provision in Lieu of Income Taxes.” Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members. In the event such amounts are not paid under the tax sharing agreement, it is probable that these regulatory amounts will continue to be included in Oncor’s rate setting processes.

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2021			At December 31, 2020
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes payable (receivable)	$(5)	$(1)	$(6)	$(6)	$(1)	$(7)
Texas margin tax payable	24	—	24	23	—	23

Net payable (receivable)	$19	$(1)	$18	$17	$(1)	$16

Cash payments made to our members related to income taxes consisted of the following:

	Year Ended December 31,
	2021			2020			2019
	STH	Texas Transm.	Total	STH	Texas Transm.	Total	STH	Texas Transm.	Total
Federal income taxes	$49	$12	$61	$70	$17	$87	$45	$11	$56
Texas margin taxes	23	—	23	22	—	22	22	—	22

Total payments	$72	$12	$84	$92	$17	$109	$67	$11	$78

•
Sempra acquired an indirect 50% interest in Sharyland Holdings, L.P., the parent of Sharyland. As a result of this acquisition, Sharyland is now our affiliate for purposes of PUCT rules. Pursuant to the PUCT order in Docket No. 48929 approving the InfraREIT Acquisition, upon closing of the InfraREIT Acquisition we entered into an operation agreement pursuant to which we will provide certain operations services to Sharyland at cost with no markup or profit. Sharyland provided wholesale transmission service to us in the amount of $10 million, $13 million and $9 million in the years ended December 31, 2021 and 2020, and in the period between the May 16, 2019 InfraREIT Acquisition date through December 31, 2019, respectively. We provided substation monitoring and switching service to Sharyland in the amount of $592,000, $629,000 and $303,000 in the years ended December 31, 2021 and 2020, and in the period between the May 16, 2019 InfraREIT Acquisition date through December 31, 2019, respectively.

•	We paid Sempra $116,000, $119,000 and $109,000 for the years ended December 31, 2021, 2020 and 2019, respectively, for tax work.
See Notes 1, 4, and 8 for information regarding the tax sharing agreement and distributions to members.